Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Deferred
Income tax expense (benefit), Deferred	$ (221)	$ (223)
Income tax expense (benefit) total	139	19,263
Mainland China [Member]
Current
Income tax expense (benefit), Current	360	19,486
Deferred
Income tax expense (benefit), Deferred	$ (221)	$ (223)